Entity Level Disclosures (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of major customers [line items]
Revenue	₪ 1,668	$ 481	₪ 292
Customer A [Member]
Disclosure of major customers [line items]
Revenue	688
Customer B [Member]
Disclosure of major customers [line items]
Revenue	521
Customer C [Member]
Disclosure of major customers [line items]
Revenue	₪ 295